Lease Arrangements - Summary of Range of Discount Rate for Lease Liabilities (Details) - Discount Rate [Member] - Lease Liabilities [Member]	Dec. 31, 2019
Bottom of Range [Member] | Handsets Base Stations [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Range of discount rate	0.58
Bottom of Range [Member] | Others [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Range of discount rate	0.58
Bottom of Range [Member] | Equipment [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Range of discount rate	0.58
Top of Range [Member] | Handsets Base Stations [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Range of discount rate	1.18
Top of Range [Member] | Others [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Range of discount rate	9.00
Top of Range [Member] | Equipment [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Range of discount rate	4.50